Inventories, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories

As of March 31, 2025 and December 31, 2024, the inventories of finished goods consisted of the following:

	March 31,	December 31,
	2025	2024
Merchandise goods	$34,275	$31,114
Food and beverage	24,864	24,703
	59,139	55,817
Less: Impairment of obsolete goods	-	-
	$59,139	$55,817

As of December 31, 2024 and 2023, the inventories of finished goods consisted of the following:

	As of December 31,
	2024	2023
Merchandise goods	$31,114	$34,336
Food and beverage	24,703	21,368
	55,817	55,704
Less: Impairment of obsolete goods	-	-
	$55,817	$55,704